Statement of Changes in Net Assets Available for Benefits - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to Investment income:
Dividends	$ 20,412,080
Interest	2,153,869
Net appreciation in fair value of investments	89,548,129
Total investment income	112,114,078
Interest income on notes receivable from participants Contributions:	1,726,046
Employer	36,341,101
Participants	41,890,860
Rollovers	2,412,353
Total contributions	80,644,314
Total additions	194,484,438
Benefit payments	(116,842,177)
Administrative expenses	(929,298)
Total deductions	(117,771,475)
Net increase in net assets	76,712,963
Beginning of year	882,644,422
End of year	$ 959,357,385